Nature of cost and expense	12 Months Ended
Dec. 31, 2019
Disclosure of expenses by nature [Abstract]
Disclosure of expenses by nature [text block]
Note 29
Nature of cost and
expense

Operational cost and expenses grouped by nature are detailed as follows:

	For the years ended as of December 31,
Costs and expenses by nature	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Direct cost	694,307,741	650,386,343	586,223,676
Personnel expense (1)	237,122,374	232,141,632	220,858,509
Transportation and distribution	245,696,284	243,907,283	235,265,049
Advertising and promotion	117,889,341	118,003,908	129,603,036
Depreciation and amortization	105,020,934	93,289,194	92,199,504
Materials and maintenance	49,356,159	46,610,947	46,172,647
Energy	29,922,632	29,309,465	25,940,847
Leases	12,798,957	17,727,367	15,929,047
Other expenses	122,202,733	111,639,503	117,992,179
Total	1,614,317,155	1,543,015,642	1,470,184,494

(1)

See
Note 25 - Employee benefits.